Post-balance sheet events (Details) $ in Billions	Jul. 14, 2026 USD ($)	Jul. 14, 2026 $ / shares shares	Apr. 24, 2026 $ / £ £ / shares
Disclosure of non-adjusting events after reporting period [line items]
Closing share price | £ / shares			£ 33.08
Closing foreign exchange rate | $ / £			1.8480
ARC Resources Ltd | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration payable per share, cash | $ / shares		$ 8.20
Consideration payable per share, shares (in shares) | shares		0.40247
Consideration paid | $	$ 13.6